Amounts receivable and prepaid expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Amounts receivable and prepaid expenses
Royalties receivable	$ 12,706	$ 7,510
Other receivables	656	551
Prepaid expenses	477	1,306
Sales tax recoverable	964	236
Total amounts receivable and prepaid expenses	$ 14,803	$ 9,603
Royalties receivable, collectability period (in days)	45 days